Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Available-for-sale securities amortized cost, current	$ 0	$ 1,502
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	416,667	416,667
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	3,188,959	2,855,688
Common Stock, Shares Outstanding	3,188,959	2,855,688